Long-term debt - Reconciliation (Details) R in Millions, $ in Millions	1 Months Ended			2 Months Ended		12 Months Ended
	Mar. 31, 2024 ZAR (R)	Mar. 31, 2024 USD ($)	Oct. 31, 2023 ZAR (R)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 USD ($)	Nov. 08, 2022 USD ($)
Long-term debt
Balance at beginning of year						R 124,068	R 104,834
Loans raised						30,692	92,946
Loans repaid						(35,468)	(91,564)
Interest accrued						1,551	1,673
Amortisation of loan costs						161	212
Amortisation of loan modification							(194)
Translation of foreign operations						(3,973)	16,161
Balance at end of year				R 117,031		R 117,031	124,068
Commercial paper
Long-term debt
Loans raised			R 2,368				2,100
Contract amount			R 15,000
Revolving credit facility
Long-term debt
Loans raised	R 27,000	$ 1,500
Loans repaid				R (5,500)	$ (300)		(17,800)	$ (1,000)
Revolving credit facility, previous
Long-term debt
Loans raised							26,700	1,500
US Dollar Convertible Bond, November 2027
Long-term debt
Loans raised							13,200	750
Loans raised, included in long-term debt							11,100
Loans raised, included in long-term financial liabilities							2,100
Contract amount | $									$ 750
New RCF and term loan
Long-term debt
Loans raised							35,500	2,000
Contract amount | $								3,000
US Dollar Bond, May 2029
Long-term debt
Loans raised							17,800	1,000
US Dollar Bond, March 2024
Long-term debt
Loans repaid	R (28,000)	$ (1,500)
Previous RCF and term loan
Long-term debt
Loans repaid							(53,900)	(3,000)
Commercial paper, previous
Long-term debt
Loans repaid							(2,200)
US Dollar Bond, November 2022
Long-term debt
Loans repaid							R (17,800)	$ (1,000)